INTANGIBLE ASSETS AND OTHERS, NET (Estimated Future Amortization Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 657
2014	372
2015 and thereafter	$ 380